Derivative Financial Instruments	6 Months Ended
Jun. 30, 2021
Derivative Financial Instruments
Derivative Financial Instruments

11. Derivative Financial Instruments

The fair value of the Partnership’s derivative liabilities is as follows:

	December 31,	June 30,
	2020	2021
Derivative liabilities carried at fair value through profit or loss (FVTPL)
Interest rate swaps	20,337	14,768
Total	20,337	14,768
Derivative financial instruments, current liability	8,185	7,632
Derivative financial instruments, non-current liability	12,152	7,136
Total	20,337	14,768

Interest rate swap agreements

The Partnership enters into interest rate swap agreements which convert the floating interest rate exposure into a fixed interest rate in order to hedge a portion of the Partnership’s exposure to fluctuations in prevailing market interest rates. Under the interest rate swaps, the counterparty effects quarterly floating-rate payments to the Partnership for the notional amount based on the three-month USD London Interbank Offered Rate (“LIBOR”), and the Partnership effects quarterly payments to the counterparty on the notional amount at the respective fixed rates.

Interest rate swaps held for trading

The principal terms of the Partnership’s interest rate swaps held for trading as of December 31, 2020 have been disclosed in the annual audited consolidated financial statements for the year ended December 31, 2020. Refer to Note 17 “Derivative Financial Instruments”.

The derivative instruments of the Partnership were not designated as cash flow hedging instruments as of June 30, 2021. The change in the fair value of the interest rate swaps for the three and six months ended June 30, 2021 amounted to a gain of $1,962 and a gain of $5,569, respectively (for the three and six months ended June 30, 2020, a gain of $1,034 and a loss of $12,148, respectively), which was recognized in profit or loss in the period incurred and is included in Gain/(loss) on derivatives. During the three and six months ended June 30, 2021, the gain of $1,962 and $5,569, respectively (Note 12), was attributable to changes in the USD LIBOR yield curve, which was used to calculate the present value of the estimated future cash flows, resulting in a decrease in derivative liabilities from interest rate swaps held for trading.

Forward foreign exchange contracts

The Partnership uses non-deliverable forward foreign exchange contracts to mitigate foreign exchange transaction exposures in Euros (“EUR”) and Singapore Dollars (“SGD”). Under these non-deliverable forward foreign exchange contracts, the counterparties settle the difference between the fixed exchange rate and the prevailing rate on the agreed notional amounts on the respective settlement dates. All forward foreign exchange contracts are considered by management to be part of economic hedge arrangements but have not been formally designated as such.

Forward foreign exchange contracts held for trading

During the six months ended June 30, 2021, the Partnership did not enter any new forward foreign exchange contracts and the change in the fair value of forward foreign exchange contracts for the three and six months ended June 30, 2021 was nil. The change in the fair value of such contracts for the three and six months ended June 30, 2020 amounted to a gain of $401 and a loss of $69, respectively, which was recognized in profit or loss in the period incurred and is included in Gain/(loss) on derivatives (Note 12).